PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2012
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
8.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of September 30,
	2011	2012
	US$	US$
Buildings	5,077	5,892
Electronic and office equipment	6,020	7,604
Leasehold improvement and building improvement	1,293	1,434
Motor vehicles	917	1,106

Total	13,307	16,036
Less: Accumulated depreciation	(4,721)	(6,360)

	8,586	9,676

Depreciation expenses from continuing operations were US$1,142, US$1,309 and US$1,606, and from discontinued operations were US$15, US$140 and nil, for the years ended September 30, 2010, 2011 and 2012, respectively.